Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, net
Gross	¥ 41,204	¥ 38,682
Accumulated Amortization	(29,491)	(26,448)
Net	11,713	12,234
Amortization expense	3,043	2,312	¥ 2,427
Future amortization expense
2017	1,933
2018	1,933
2019	1,933
2020	1,933
2021	1,933
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(9,000)	(9,000)
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(3,191)	(2,606)
Net		585
Purchased software and others
Intangible assets, net
Gross	29,013	26,491
Accumulated Amortization	(17,300)	(14,842)
Net	¥ 11,713	¥ 11,649